PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment
Borrowing costs capitalised	R$ 57,001	R$ 21,676
[custom:WeightedAverageInterestRateOnCapitalizedAmount]	7.77%	6.26%